Schedule of borrowings composition (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Book Value		$ 1,340	[1]	$ 1,414
Book Value		23	[2]	111
Book Value		64		52
Book Value		11		37
Book Value		$ 1,438		$ 1,614		$ 1,947
T Series C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[1]	PAMPA	[3],[4]
Currency		US$	[1]	US$	[3],[4]
Residual value		$ 389	[1]	$ 389	[3],[4]
Interest		Fixed	[1]	Fixed	[3],[4]
Rate		7.38%	[1]	7.38%	[3],[4]
Expiration		2023-07	[1]	2023-07
Book Value		$ 400	[1]	$ 399
Class 1 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[1]	PAMPA	[3],[4]
Currency		US$	[1]	US$	[3],[4]
Residual value		$ 636	[1]	$ 636	[3],[4]
Interest		Fixed	[1]	Fixed	[3],[4]
Rate		7.50%	[1]	7.50%	[3],[4]
Expiration		2027-01	[1]	2027-01	[3],[4]
Book Value		$ 648	[1]	$ 647
Serie 3 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[1]	PAMPA	[4]
Currency		US$	[1]	US$	[4]
Residual value		$ 293	[1]	$ 293	[4]
Interest		Fixed	[1]	Fixed	[4]
Rate		9.13%	[1]	9.13%	[4]
Expiration		2029-04	[1]	2029-04	[4]
Book Value		$ 292	[1]	$ 291
Financial Loans One [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[2]	PAMPA	[5]
Currency		US$	[2]	$	[5]
Residual value		$ 23	[2]	$ 18	[5]
Interest		Variable	[2]	Fixed	[5]
Rate		Libor + 4.21%	[2]	32.50%	[5]
Expiration		2024-05	[2]	2021-04	[5]
Book Value		$ 23	[2]	$ 19	[5]
Otherfinancialoperations [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[6]	PAMPA	[7]
Currency		US$	[6]	US$	[7]
Residual value		$ 22	[6]	$ 2	[7]
Interest		Variable	[6]	Variable
Rate		Libor + 0.35%	[6]	Libor
Expiration		2022-07	[6]	2021-07	[7]
Book Value		$ 22	[6]	$ 2	[7]
Otherfinancialoperations One [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[6]	PAMPA	[7]
Currency		US$	[6]	US$	[7]
Residual value		$ 43	[6]	$ 50	[7]
Interest		Variable	[6]	Variable	[7]
Rate		Libor + 0%	[6]	Libor
Expiration		2023-08	[6]	2023-08	[7]
Book Value		$ 42	[6]	$ 50	[7]
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA		PAMPA
Currency		$		$	[4],[8]
Residual value		$ 11		$ 36
Interest		Fixed		Fixed
Rate		33.00%		Between 30% and 34%
Expiration		2022-01		2021-01
Book Value		$ 11		$ 37
Serie 6 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	[4],[8]			PAMPA
Currency	[4],[8]			$
Residual value	[4],[8]			$ 76
Interest	[4],[8]			Variable
Rate				Badlar + 2.5%
Expiration	[4],[8]			2021-08
Book Value				$ 77
Financial Loans Two [Member]
IfrsStatementLineItems [Line Items]
Company name	[5]			PAMPA
Currency	[5]			$
Residual value	[5]			$ 57
Interest	[5]			Variable
Rate				Badlar + 7%
Expiration	[5]			2021-05
Book Value	[5]			$ 61
Financial Loans Three [Member]
IfrsStatementLineItems [Line Items]
Company name	[5]			PAMPA
Currency	[5]			US$
Residual value	[5]			$ 31
Interest	[5]			Variable
Rate				Libor + 4.21%
Expiration	[5]			2024-05
Book Value	[5]			$ 31

[1]	On September 27, 2021, the Company repaid at maturity Class 6 CBs for $ 6,355 million.
[2]	During the fiscal year ended December 31, 2021, the Company canceled short-term financing with local financial entities, net of borrowings, for $ 8,158 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million. After the end of the fiscal year, the Company repaid at maturity $ 1,178 million for banking debt taken out with domestic financial entities.
[3]	During the fiscal year ended December 31, 2020, the Company and its subsidiaries acquired Series T and Class 1 corporate bonds at their respective market values for a face value of US$ 148 million; therefore, the Company recorded profits for US$ 39 million, which are disclosed in the “Results for the repurchase of corporate bonds” line item under Other financial results. As of December 31, 2020, the Company, through its subsidiaries, held in its portfolio: Series T and Class I CBs for a face value of US$ 35 million and US$ 11 million, respectively.
[4]	In the months of July, October and November 2020, the Company paid at maturity Class 4, Class 5 and Series E CBs, the first two issued on April 30, 2020, for a face value of $ 1,238 million, $ 565 million and $ 575 million at a Badlar rate +3%, Badlar rate + 5% and Badlar rate + 0%, respectively.
[5]	During the fiscal year ended December 31, 2020, the Company took on new financing with domestic financial entities, net of cancellations and early cancellations, for a total $1,600 million, and paid at maturity financing loans in the amount of US$ 92 million.
[6]	During the fiscal year ended December 31, 2021, the Company received disbursements in the amount of US$ 27 million under the credit facilities taken out with BNP in 2020.
[7]	On October 2, 2020, the Company was granted a credit facility for up to US$ 50 million at Libor rate plus 0.0%, which is secured by a Total Return Swap, the underlying asset of which is own CBs held in treasury by the Company for a total amount of US$ 185.9 million. Any disbursement requested by the Company under this agreement should be secured with term deposits held in BNP by the Company, and the owed principal may not exceed 95% of these funds. The cash flow generated by the assigned assets may be destined to: i) the extension of the above-mentioned credit facility; and/or ii) the cancellation of expenses, interest and/or disbursements. It is worth highlighting that BNP is not empowered to dispose of the Total Return Swap’s underlying asset, and may only use it to a limited extent to guarantee certain transactions, but may under no circumstances lose its condition as asset holder. The Company may cancel the agreement at any time, in whole or in part, without incurring any penalty, with no other requirement than the giving of notice by a reliable means or automatically in case any of the events of default stipulated in the agreement is verified. Finally, at the transaction’s maturity date, the counterparty should return to the Company the Total Return Swap’s underlying asset and any associated cash flow. The Company has received disbursements in the amount of US$ 51.5 million under certain credit facilities with BNP.
[8]	Issued on July 29, 2020.